Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

On July 5, 2022, the Company redeemed 865,558 Series F Shares and paid $10,387 to Africanus Inc, $1,731 of which refers to the 20% redemption premium embedded in each redemption that the Company classified as deemed dividend.

In July 2022, 5,229,000 pre-funded warrants were exercised for 261,450 common shares, and in September 2022, 4,374,000 pre-funded warrants were exercised for 218,700 common shares.